Condensed Consolidated Interim Statements of Changes in Equity (Deficit) - MXN ($) $ in Thousands	Total	Total	Certificates of Contribution “A”	Mexican Government contributions	Legal reserve	Accumulated other comprehensive result Cumulative currency translation effect	Accumulated other comprehensive result Actuarial gains on employee benefits effect	Accumulated deficit, for the year	Accumulated deficit, from prior years	Non- controlling interest
Beginning balance at Dec. 31, 2022	$ (1,768,822,225)	$ (1,768,533,615)	$ 1,029,592,293	$ 66,730,591	$ 1,002,130	$ 25,437,210	$ 26,300,178	$ 100,412,051	$ (3,018,008,068)	$ (288,610)
Equity [abstract]
Transfer to accumulated deficit								(100,412,051)	100,412,051
Increase in Certificates of Contribution “A”	17,700,000	17,700,000	17,700,000
Total comprehensive (loss) income	29,903,772	29,941,297				(52,249,726)		82,191,023		(37,525)
Ending balance at Jun. 30, 2023	(1,721,218,453)	(1,720,892,318)	1,047,292,293	66,730,591	1,002,130	(26,812,516)	26,300,178	82,191,023	(2,917,596,017)	(326,135)
Beginning balance at Dec. 31, 2023	(1,652,978,810)	(1,652,862,171)	1,196,207,416	66,730,591	1,002,130	(28,679,410)	21,366,405	8,106,714	(2,917,596,017)	(116,639)
Equity [abstract]
Transfer to accumulated deficit								(8,106,714)	8,106,714
Increase in Certificates of Contribution “A”	145,000,000	145,000,000	145,000,000
Total comprehensive (loss) income	(97,770,637)	(97,747,597)				39,741,015	131,130,474	(268,619,086)		(23,040)
Ending balance at Jun. 30, 2024	$ (1,605,749,447)	$ (1,605,609,768)	$ 1,341,207,416	$ 66,730,591	$ 1,002,130	$ 11,061,605	$ 152,496,879	$ (268,619,086)	$ (2,909,489,303)	$ (139,679)